STOCKHOLDERS DEFICIT (Details 1) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Warrants, Outstanding Beginning Balance	5,044,260	947,167
Warrants, Issued	41,630,953	242,864
Warrants, Exercised		(594,051)
Anti-Dilution Modifications	29,697,233	4,549,975
Forfeiture/Cancellations	0	(101,695)
Warrants, Outstanding Ending Balance	76,372,446	5,044,260
Warrants, Vested	76,372,446
Weighted Average Exercise Price, Outstanding beginning	$ 0.09	$ 0.71
Weighted Average Exercise Price, Outstanding ending	0.0057	$ 0.09
Weighted Average Exercise Price, Vested	$ 0.0057
Weighted Average Life Remaining, Outstanding Beginning	3 years 29 days	4 years 2 months 19 days
Weighted Average Life Remaining, Outstanding Ending	2 years 5 months 19 days	3 years 29 days
Weighted Average Life Remaining, Vested	2 years 5 months 19 days